Securities - Pre-Tax Net Securities Gains (Losses) by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	$ 5	$ 33	$ (18)
Foreign government agencies
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	1	8	(3)
Supranational
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	1	7	(2)
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	(3)	8	(13)
Other
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	$ 6	$ 10	$ 0